Stockholders' Equity (Deficit) - Shares Reserved for Issuance (Details) - shares	Dec. 26, 2015	Dec. 27, 2014
Class of Stock [Line Items]
Total shares of common stock reserved for future issuance	8,230,952
Employee Stock Option
Class of Stock [Line Items]
Options issued and outstanding	3,481,750	4,270,000
Restricted Stock Units (RSUs)
Class of Stock [Line Items]
Restricted stock units issued and outstanding	1,305,628	0
Contingent acquisition consideration | Convertible Common Stock, Series E
Class of Stock [Line Items]
Total shares of common stock reserved for future issuance	106,000